Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

November 30, 2019

BAN-QTLY-0120
1.810667.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 86.2%
Diversified Banks - 23.1%
Bank of America Corp.	1,243,876	$41,445,948
Citigroup, Inc.	414,400	31,129,728
Wells Fargo & Co.	802,092	43,681,931
		116,257,607
Regional Banks - 63.1%
1st Source Corp.	80,460	4,136,449
Amalgamated Bank	154,100	2,946,392
American National Bankshares, Inc.	99,586	3,767,338
Ameris Bancorp	113,960	4,974,354
Associated Banc-Corp.	343,100	7,356,064
Bank OZK	297,900	8,841,672
BayCom Corp. (a)	172,882	3,796,489
BOK Financial Corp.	112,900	9,409,086
Cadence Bancorp Class A	551,028	9,097,472
Camden National Corp.	34,032	1,478,350
Community Trust Bancorp, Inc.	120,376	5,409,697
ConnectOne Bancorp, Inc.	110,100	2,773,419
Cullen/Frost Bankers, Inc.	80,000	7,484,800
East West Bancorp, Inc.	296,100	13,567,302
First Citizens Bancshares, Inc.	14,800	7,693,040
First Hawaiian, Inc.	342,500	9,774,950
First Horizon National Corp.	495,500	7,967,640
First Interstate Bancsystem, Inc.	236,700	9,965,070
Great Western Bancorp, Inc.	209,700	7,207,389
Hilltop Holdings, Inc.	250,200	6,162,426
Huntington Bancshares, Inc.	1,017,400	15,149,086
KeyCorp	954,900	18,515,511
Lakeland Financial Corp.	94,600	4,457,552
M&T Bank Corp.	90,700	14,941,918
PacWest Bancorp	196,836	7,330,173
PNC Financial Services Group, Inc.	148,691	22,780,948
Preferred Bank, Los Angeles	86,195	4,753,654
Regions Financial Corp.	724,400	12,054,016
Sierra Bancorp	88,000	2,358,400
Signature Bank	112,890	13,926,110
SunTrust Banks, Inc.	283,900	20,111,476
Trico Bancshares	99,187	3,833,578
UMB Financial Corp.	81,366	5,473,491
Univest Corp. of Pennsylvania	160,800	4,198,488
WesBanco, Inc.	312,400	11,396,352
Wintrust Financial Corp.	180,200	12,237,382
Zions Bancorp NA (b)	213,450	10,625,541
		317,953,075

TOTAL BANKS		434,210,682

Capital Markets - 3.0%
Asset Management & Custody Banks - 3.0%
Northern Trust Corp.	35,500	3,807,020
State Street Corp.	147,600	11,084,760
		14,891,780
Consumer Finance - 5.4%
Consumer Finance - 5.4%
Capital One Financial Corp.	126,700	12,671,267
OneMain Holdings, Inc.	214,500	9,242,805
SLM Corp.	599,000	5,109,470
		27,023,542
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
GreenSky, Inc. Class A (a)(b)	306,300	2,278,872
Media - 0.5%
Advertising - 0.5%
Cardlytics, Inc. (a)	44,094	2,471,469
Thrifts & Mortgage Finance - 3.5%
Thrifts & Mortgage Finance - 3.5%
Essent Group Ltd.	101,629	5,554,025
LendingTree, Inc. (a)	100	36,053
Meridian Bancorp, Inc. Maryland	65	1,308
MGIC Investment Corp.	250,600	3,611,146
NMI Holdings, Inc. (a)	105,402	3,538,345
Radian Group, Inc.	184,936	4,778,746
		17,519,623
TOTAL COMMON STOCKS
(Cost $394,013,243)		498,395,968

Money Market Funds - 1.1%
Fidelity Cash Central Fund 1.61% (c)	1,828,691	1,829,057
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	3,829,623	3,830,006
TOTAL MONEY MARKET FUNDS
(Cost $5,659,063)		5,659,063
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $399,672,306)		504,055,031
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(635,888)
NET ASSETS - 100%		$503,419,143

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,214
Fidelity Securities Lending Cash Central Fund	37,276
Total	$55,490

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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